Transactions with Related Parties, Short-Term Loans (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 12, 2025	Nov. 07, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Proceeds from related party debt			$ 20,500	$ 0	$ 0
Prepayment of related party debt			20,500	0	0
Interest expense			5,201	6,224	5,126
Debt prepayment fees			941	0	0
Due from related parties			1,078	351
Related Party [Member]
Transactions with Related Parties [Abstract]
Interest expense			19	0	0
Arrangement fees			451
Debt prepayment fees			$ 205	$ 0	$ 0
Related Party [Member] | Top Ships Inc. and Tribus [Member]
Transactions with Related Parties [Abstract]
Proceeds from related party debt		$ 20,500
Prepayment of related party debt	$ 20,500
Related Party [Member] | Top Ships Inc. [Member]
Transactions with Related Parties [Abstract]
Maximum borrowing capacity		9,000
Interest rate			6.00%
Arrangement fee			2.00%
Prepayment fee			1.00%
Term			90 days
Interest expense			$ 0
Arrangement fees			0
Debt prepayment fees			0
Due from related parties			$ 139
Related Party [Member] | Tribus [Member]
Transactions with Related Parties [Abstract]
Maximum borrowing capacity		$ 11,500
Interest rate			6.00%
Arrangement fee			2.00%
Prepayment fee			1.00%
Term			90 days
Interest expense			$ 0
Arrangement fees			0
Debt prepayment fees			$ 0